Stock-based compensation - Plan activity (Details) (CAD)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Exercised (options)	(295,230)		(1,920)
Share option plan
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Beginning balance (options)	3,029,734		1,864,434
Granted (options)	177,400		1,517,400
Exercised (options)	(295,230)	[1]	(1,920)	[1]
Forfeited (options)	(698,624)		(350,180)
Ending balance (options)	2,213,280		3,029,734
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Beginning balance (CAD per share)	5.70		8.78
Granted (CAD per share)	5.91		2.83
Exercised (CAD per share)	(3.98)	[1]	(3.69)	[1]
Forfeited (CAD per share)	(7.12)		(9.65)
Ending balance (CAD per share)	5.51		5.70
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Number of options granted	177,400		1,517,400
Weighted average fair value per option granted (CAD per share)	3.73		1.88
Share option plan | Stock options
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected volatility	69.11%		74.52%
Risk-free interest rate	1.91%		1.02%
Expected life (years)	6 years 2 months 12 days		6 years 4 months 24 days
Senior executive stock option plan
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Granted (options)	550,000		550,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Number of options granted	550,000		550,000
Weighted average fair value per option granted (CAD per share)	1.71		1.08
Senior executive stock option plan | Stock options
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected volatility	39.12%		72.78%
Risk-free interest rate	0.22%		0.29%
Expected life (years)	1 year 4 months 24 days		2 years 4 months 24 days
Restricted share unit plan | Restricted share units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance (units)	1,110,275		1,209,832
Granted (units)	555,204		625,405
Settled (units)	(154,330)		(345,679)
Forfeited (units)	(487,205)		(379,283)
Ending balance (units)	1,023,944		1,110,275
Directors' deferred share unit plan | Deferred stock units (DSUs)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance (units)	625,156		421,749
Granted (units)	141,509		266,820
Settled (units)	(179,831)		(63,413)
Ending balance (units)	586,834		625,156

[1]	All stock options exercised resulted in new common shares being issued (note 18(a))